Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of unobservable inputs in fair value measurement within level 2

	Assets at amortised cost	Liabilities at amortised cost	Liabilities at FVTPL	Equity	Total carrying amount	Level 2
	€’000	€’000	€’000	€’000	€’000	€’000
30 June 2026
Cash and cash equivalents	266	-	-	-	266	-
Trade receivables (Note 12)	5,099	-	-	-	5,099	-
Loan and other receivables (Note 12)	417	-	-	-	417	-
Related party receivables (Note 11)	324	-	-	-	324	-
Long-term deposits (Note 14)	306	-	-	-	306	-
Trade payables (Note 17)	-	2,157	-	-	2,157	-
Other payables (Notes 16, 17)	-	8,307	-	-	8,307	-
Loans and bank borrowings (Notes 16, 17, 20)	-	1,795	-	-	1,795	-
Lease liabilities (Note 25)	-	436	-	-	436	-
Derivative financial liabilities (Note 19)	-	-	169	-	169	169
Equity-classified warrants (other equity reserve)	-	-	-	7,071	7,071	-
Total	6,412	12,695	169	7,071	26,347	169
31 December 2025
Cash and cash equivalents	575	-	-	-	575	-
Trade receivables (Note 12)	4,774	-	-	-	4,774	-
Loan and other receivables (Note 12)	229	-	-	-	229	-
Related party receivables (Note 11)	-	-	-	-	-	-
Long-term deposits (Note 14)	255	-	-	-	255	-
Trade payables (Note 17)	-	1,460	-	-	1,460	-
Other payables (Notes 16, 17)	-	8,020	-	-	8,020	-
Loans and bank borrowings (Notes 16, 17, 20)	-	1,887	-	-	1,887	-
Lease liabilities (Note 25)	-	451	-	-	451	-
Derivative financial liabilities (Note 19)	-	-	181	-	181	181
Equity-classified warrants (other equity reserve)	-	-	-	4,995	4,995	-
Total	5,833	11,818	181	4,995	22,827	181

schedule of expected contractual maturities

The following are the contractual maturities of the Group’s financial liabilities at 30 June 2026.

	Carrying amount	Contractual cash flows	Less than one year	1 - 2 years	2 - 5 years
	€’000	€’000	€’000	€’000	€’000
Trade payables	2,157	2,157	2,157	-	-
Other payables	8,307	8,307	8,307	-	-
Loans and borrowings - current	1,770	1,770	1,770	-	-
Bank borrowings - non-current	25	25	-	25	-
Employee end-of-service benefits	119	119	-	-	119
Lease liabilities	436	473	209	176	88
Derivative financial liabilities	169	-	-	-	-
Total	12,983	12,851	12,443	201	207

Schedule of significant exchange rates
	Average rate		Period-end spot rate
	2026	2025	30 June 2026	31 December 2025
USD to €1.00	1.1675	1.1012	1.1417	1.1736
ZAR to €1.00	19.1049	n/a	18.6544	19.4439